Income Taxes - Schedule of Deferred Tax Assets, Net and Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets, current
Inventory	$ 2,631	$ 8,161
Net operating loss carry-forwards	99,826	3,252
Bad debt allowance	14,772	10,749
Timing difference in cost recognition	969	25,677
Accrued liabilities	10,145	4,854
Vacation provision	1,217	2,269
Other	372	5,973
Total deferred tax asset, current	129,932	60,935
Valuation allowance for deferred tax assets, current	(4,693)	(4,444)
Total deferred tax asset net of valuation allowance, current	125,239	56,491
Deferred tax assets, non-current
Net operating loss carry-forwards	721,004	736,880
Asset retirement obligation	2,012	3,352
Property, plant and equipment	23,847	29,112
Pension obligations	0	0
Borrowings - exercise of cross currency option	62,786
Other	10,300	1,388
Total deferred tax assets, non-current	819,949	770,732
Valuation allowance for deferred tax assets, non-current	(526,081)	(598,998)
Total deferred tax asset net of valuation allowance, non-current	293,868	171,734
Total deferred tax asset, net	419,107	228,225
Deferred tax liabilities, current
Timing difference in revenue recognition	1,228	2,146
Timing difference in cost recognition	10,444	4,995
Inventories	14,491	43,646
Bad debt allowance	4,971	6,621
Other	10,775	11,766
Total deferred tax liabilities, current	41,909	69,174
Deferred tax liabilities, non-current
Property, plant and equipment	255,870	377,376
Mineral licenses	142,795	261,060
Timing difference in cost recognition	209	3,057
Other	2,015	31,416
Total deferred tax liabilities, non-current	400,889	672,909
Total deferred tax liability	$ 442,798	$ 742,083